SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 27,990,689	$ 36,366,646
Property and equipment	279,518	300,966
Right of Use Lease Assets, net	19,833	751,422
Total assets	28,290,040	37,462,877	$ 3,243,948
Total current liabilities	3,807,412	12,987,856
Total non-current liabilities	6,856,801	7,573,243
Revenue	12,258,451	22,125,320	7,682,583
Cost of revenue	9,418,606	17,967,593	5,778,167
Operating expenses	3,941,542	6,395,047	3,663,362
Net loss	(1,117,586)	(2,218,062)	(1,755,042)
Net cash provided by (used in) operating activities	(8,691,506)	4,851,774	(409,069)
Net cash provided by (used in) investing activities	26,418,803	(26,455,285)	(152,944)
Net cash provided by financing activities	1,113,279	27,672,026	1,004,934
Effect of changes of foreign exchange rate on cash	765,792	413,155	4,014
Net increase (decrease) in cash and cash equivalents	19,606,368	6,481,670	446,935
Accounting Standards Update 2018-17 [Member]
Current assets	1,784,689	9,866,646
Property and equipment	279,518	300,966
Right of Use Lease Assets, net	19,833	751,422
Other non-current assets		43,843
Total assets	2,084,040	10,962,877
Total current liabilities	3,680,183	12,692,726
Total non-current liabilities	1,254,807	1,394,207
Revenue	12,258,451	22,125,320	7,682,583
Cost of revenue	9,418,606	17,967,593	5,778,167
Operating expenses	3,923,748	6,141,443	3,389,681
Net loss	(1,099,792)	(1,964,458)	(1,469,598)
Net cash provided by (used in) operating activities	(8,500,703)	5,236,832	(409,069)
Net cash provided by (used in) investing activities	(81,197)	44,715	(152,944)
Net cash provided by financing activities	1,826,612	809,078	1,004,934
Effect of changes of foreign exchange rate on cash	155,891	391,045	4,014
Net increase (decrease) in cash and cash equivalents	$ (6,599,397)	$ 6,481,670	$ 446,935